Long-term and short-term loans issued - Analysis of the credit risk exposure of loans issued and for which an ECL allowance is recognised (Details) - Loans issued - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gross carrying amount
Disclosure of provision matrix
Financial assets	₽ 15,464	₽ 11,629
Expected credit loss allowance / Impairment
Disclosure of provision matrix
Financial assets	(421)	(92)	₽ (37)	₽ (843)
Not overdue | Gross carrying amount
Disclosure of provision matrix
Financial assets	14,860	11,519
Not overdue | Expected credit loss allowance / Impairment
Disclosure of provision matrix
Financial assets	(22)	(21)
Up to 30 days overdue | Gross carrying amount
Disclosure of provision matrix
Financial assets	112	40
Up to 30 days overdue | Expected credit loss allowance / Impairment
Disclosure of provision matrix
Financial assets	(2)	(13)
30-60 days overdue | Gross carrying amount
Disclosure of provision matrix
Financial assets	180	11
30-60 days overdue | Expected credit loss allowance / Impairment
Disclosure of provision matrix
Financial assets	(118)	(4)
60-90 days overdue | Gross carrying amount
Disclosure of provision matrix
Financial assets	18	4
60-90 days overdue | Expected credit loss allowance / Impairment
Disclosure of provision matrix
Financial assets	(2)	(1)
90+ days overdue | Gross carrying amount
Disclosure of provision matrix
Financial assets	294	55
90+ days overdue | Expected credit loss allowance / Impairment
Disclosure of provision matrix
Financial assets	₽ (277)	₽ (53)